Investments (Tables)	12 Months Ended
Dec. 31, 2014
Fair Value of Available-for-Sale and Held -to-maturity Securities

At December 31, 2014 and 2013, the amortized cost or cost, gross unrealized gains, gross unrealized losses, and fair values of available-for-sale and held-to-maturity securities are as shown in the following tables:

	Amortized cost or cost	Gross unrealized gains	Gross unrealized losses	Fair value	OTTI in accumulated other comprehensive income (1)
2014:
Fixed-maturity securities, available-for-sale:
U.S. government	$1,127,783	105,433	262	1,232,954	—
Agencies not backed by the full faith and credit of the U.S. government	130,703	14,671	24	145,350	—
States and political subdivisions	6,718,229	824,806	2,093	7,540,942	—
Foreign government	308,633	13,505	10,463	311,675	—
Public utilities	5,482,698	851,165	5,614	6,328,249	484
Corporate securities	45,725,053	4,067,245	294,841	49,497,457	2,579
Mortgage-backed securities	13,415,946	682,880	929	14,097,897	—
Collateralized mortgage obligations	10,697	1,335	—	12,032	—
Collateralized debt obligations	33,637	11,745	153	45,229	11,719

Total fixed-maturity securities, available-for-sale	72,953,379	6,572,785	314,379	79,211,785	14,782

Fixed-maturity securities, held-to-maturity:
Corporate securities	82	15	—	97	—
CDOs	180,316	24,076	—	204,392	—

Total fixed-maturity securities held-to-maturity	180,398	24,091	—	204,489	—

Equity securities, available-for-sale:
Common stock	6,180	46	—	6,226	—

Total available-for-sale and held-to-maturity securities	$73,139,957	6,596,922	314,379	79,422,500	14,782

	Amortized cost or cost	Gross unrealized gains	Gross unrealized losses	Fair value	OTTI in accumulated other comprehensive income (1)
2013:
Fixed-maturity securities, available-for-sale:
U.S. government	$1,063,622	57,667	2,846	1,118,443	—
Agencies not backed by the full faith and credit of the U.S. government	480,981	30,861	13	511,829	—
States and political subdivisions	4,916,086	161,812	119,538	4,958,360	—
Foreign government	341,223	24,167	156	365,234	—
Public utilities	4,692,512	467,650	23,952	5,136,210	650
Corporate securities	39,446,124	2,700,886	470,158	41,676,852	1,429
Mortgage-backed securities	11,668,499	876,705	19,911	12,525,293	—
Collateralized mortgage obligations	12,557	1,655	—	14,212	—
Collateralized debt obligations	44,687	12,291	105	56,873	11,480

Total fixed-maturity securities, available-for-sale	62,666,291	4,333,694	636,679	66,363,306	13,559

Fixed-maturity securities, held-to-maturity:
Corporate securities	$110	19	—	129	—
Collateralized debt obligations	220,642	1,100	2,355	219,387	—

Total fixed-maturity securities, held-to-maturity	220,752	1,119	2,355	219,516	—

Total available-for- sale and held-to-maturity securities	$62,887,043	4,334,813	639,034	66,582,822	13,559

(1)

The amount represents the net unrealized gain or loss on other-than-temporarily impaired securities. It includes the portion of OTTI losses in accumulated other comprehensive income, which was not included in earnings.

Net Unrealized Gains on Available-for-Sale Securities and Effective Portion of Cash Flow Hedges

The net unrealized gains on available-for-sale securities and effective portion of cash flow hedges consist of the following at December 31:

	2014	2013	2012
Available-for-sale securities:
Fixed maturity	$6,258,406	3,697,314	8,526,126
Equity	46	—	—
Cash flow hedges	2,269	1,570	2,251
Adjustments for:
Shadow adjustments	(3,542,160)	(2,174,866)	(5,114,147)
Deferred taxes	(951,480)	(533,407)	(1,194,981)

Net unrealized gains	$1,767,081	990,611	2,219,249

Proceeds from Sale of Available-For-Sale and Trading Investments

Proceeds from sales of available-for-sale, at fair value through income, and trading investments for the years ended December 31 are presented in the following table:

	2014	2013	2012
Available-for-sale:
Fixed-maturity securities:
Proceeds from sales	$1,479,188	2,503,974	3,156,402
Equity securities:
Proceeds from sales	29,209	134,400	348,635
At fair value through income:
Fixed-maturity securities:
Proceeds from sales	—	8,306	—
Trading:
Equity securities:
Proceeds from sales	99,307	46,109	17,180

Unrealized Losses on Available-For-Sale Securities and Related Fair Value

Unrealized losses on available-for-sale securities and the related fair value for the respective years ended December 31 are shown below:

	12 months or less		Greater than 12 months		Total
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
2014:
Fixed-maturity securities, available-for-sale:
U.S. government	$23,411	51	23,481	211	46,892	262
U.S. government agency	3,342	24	—	—	3,342	24
States and political subdivisions	51,483	599	146,339	1,494	197,822	2,093
Foreign government	66,859	10,463	—	—	66,859	10,463
Public utilities	129,018	3,589	35,919	2,025	164,937	5,614
Corporate securities	4,101,602	211,776	1,198,903	83,065	5,300,505	294,841
Mortgage-backed securities	102,104	491	19,724	438	121,828	929
CDOs	4,176	67	19,792	86	23,968	153

Total temporarily impaired securities	$4,481,995	227,060	1,444,158	87,319	5,926,153	314,379

2013:
Fixed-maturity securities, available-for-sale:
U.S. government	$391,533	2,102	4,404	744	395,937	2,846
U.S. government agency	688	13	—	—	688	13
States and political subdivisions	1,847,094	113,718	38,616	5,820	1,885,710	119,538
Foreign government	2,244	156	—	—	2,244	156
Public utilities	480,124	19,904	27,946	4,048	508,070	23,952
Corporate securities	8,969,453	437,577	309,527	32,581	9,278,980	470,158
Mortgage-backed securities	902,186	19,735	4,295	176	906,481	19,911
CDOs	20,064	105	—	—	20,064	105

Total temporarily impaired securities	$12,613,386	593,310	384,788	43,369	12,998,174	636,679

Cumulative Credit Impairments on Fixed-maturity Securities

The following table presents a rollforward of the Company’s cumulative credit impairments on fixed-maturity securities held at December 31:

	2014	2013
Balance as of January 1	$45,722	60,128
Additions for credit impairments recognized on (1):
Securities not previously impaired	—	1,870
Securities previously impaired	4,391	91
Securities that the Company intends to sell or more likely than not be required to sell before recovery (interest)	2,054	13,087
Reductions for credit impairments previously on:
Securities that matured, were sold, or were liquidated during the period	(15,219)	(29,454)

Balance as of December 31	$36,948	45,722

(1)

There were $6,445 and $15,048 of additions included in the net OTTI losses recognized in realized investment gains, net in the Consolidated Statements of Operations for the years ended December 31, 2014 and 2013, respectively.

Gross and Net Realized Investment Gains (Losses)

Gross and net realized investment gains (losses) for the years ended December 31, are summarized as follows:

	2014	2013	2012
Available-for-sale:
Fixed-maturity securities:
Gross gains on sales and exchanges	$96,698	160,091	294,642
Gross losses on sales and exchanges	(11,114)	(36,798)	(52,449)
OTTI	(6,445)	(14,957)	(10,506)

Net gains on fixed-maturity securities	79,139	108,336	231,687

Equity securities:
Gross gains on sales	113	—	11,972
Gross losses on sales	(1)	—	(562)

Net gains (losses) on equity securities	112	—	11,410

Net gains on available-for-sale securities	79,251	108,336	243,097

Held-to-maturity:
Gross gains on exchanges	—	44,179	1,342
Gross losses on exchanges	(84)	(11)	—
OTTI	—	(91)	(18,262)

Net (losses) gains on held-to-maturity securities	(84)	44,077	(16,920)
Benefit (provision) for mortgage loans on real estate	5,000	18,500	(10,232)
Gains for mortgage loans on real estate	—	4,929	—
Investment in affiliates	(6,500)	11,810	—
Loss on real estate sales	—	(29)	—
Impairments on real estate	—	—	(4,538)
Net gains on sales of acquired loans	95	674	5,154
Other	—	—	11,140

Net realized investment gains	$77,762	188,297	227,701

Interest and Similar Income, Net

Major categories of interest and similar income, net, for the respective years ended December 31 are shown below:

	2014	2013	2012
Interest and similar income:
Available-for-sale fixed-maturity securities	$3,552,896	3,185,680	3,210,655
Mortgage loans on real estate	377,917	367,196	367,506
Investment income on trading securities	11,645	9,735	4,624
Held-to-maturity fixed-maturity securities	15,894	26,781	38,618
Rental income on real estate	—	1,462	2,943
Interest on loans to affiliates	980	1,549	2,614
Interest on acquired loans	27,548	27,817	31,085
Interest rate swaps	1,867	697	3,314
Other invested assets	2,083	196	72
Policy loans	9,981	10,461	10,177
Short-term securities	7,864	5,575	4,872
Interest on assets held by reinsurers	2,798	2,915	3,043

Total	4,011,473	3,640,064	3,679,523
Less investment expenses	54,175	47,947	47,117

Total interest and similar income, net	$3,957,298	3,592,117	3,632,406

Investment in Mortgage Loans on Real Estate

The Company’s investment in mortgage loans on real estate at December 31 is summarized as follows:

	2014	2013
Mortgage loans on real estate:
Commercial	$7,217,169	6,200,697
Residential	—	578
Valuation allowances	(35,000)	(66,750)

Total mortgage loans on real estate	$7,182,169	6,134,525

Valuation Allowances on Mortgage Loans on Real Estate

The valuation allowances on mortgage loans on real estate at December 31 and the changes in the allowance for the years then ended are summarized as follows:

	2014	2013	2012
Balance, beginning of year	$66,750	85,250	75,018
Release due to settled loan	(26,750)	—	—
(Benefit) provision charged to operations	(5,000)	(18,500)	10,232

Balance, end of year	$35,000	66,750	85,250

Available-for-sale Securities
Amortized Cost and Fair Value of Fixed Maturity Securities, by Contractual Maturity

The amortized cost and fair value of available-for-sale fixed-maturity securities at December 31, 2014, by contractual maturity, are shown below:

	Amortized cost	Fair value
Available-for-sale fixed-maturity securities:
Due in one year or less	$1,938,774	1,981,044
Due after one year through five years	9,519,557	10,404,244
Due after five years through ten years	20,634,395	21,584,444
Due after ten years	27,434,010	31,132,124
Mortgage-backed securities and collateralized mortgage obligations	13,426,643	14,109,929

Total available-for-sale fixed-maturity securities	$72,953,379	79,211,785

Held-to-maturity Securities
Amortized Cost and Fair Value of Fixed Maturity Securities, by Contractual Maturity

The amortized cost and fair value of held-to-maturity fixed-maturity securities at December 31, 2014, by contractual maturity, are shown below:

	Amortized cost	Fair value
Held-to-maturity fixed-maturity securities:
Due after one year through five years	$82	97
Due after ten years	180,316	204,392

Total held-to-maturity fixed-maturity securities	$180,398	204,489